Employee Benefits Plan - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2022	Dec. 31, 2021
Funded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.18%	2.60%
Inflation assumption	3.13%	2.93%
Rate of increase in salaries	0.00%	3.48%
Rate of increase in pension payments	2.96%	3.13%
Medical cost trend	0.00%	0.00%
Unfunded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.37%	2.92%
Inflation assumption	2.70%	2.72%
Rate of increase in salaries	0.00%	1.64%
Rate of increase in pension payments	2.76%	2.77%
Medical cost trend	0.00%	0.00%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.30%	2.55%
Inflation assumption	0.00%	0.00%
Rate of increase in salaries	0.00%	3.50%
Rate of increase in pension payments	0.00%	0.00%
Medical cost trend	7.30%	7.10%